FAIR VALUE MEASUREMENTS (Details1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	$ 100,835	$ 4,226,837
Derivative liabilities, Ending Balance	0	100,835
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | March 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	412,500	975,000
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	0	(562,500)
Derivative Liabilities, Reclassifications	(412,500)	0
Derivative liabilities, Ending Balance	0	412,500
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | July 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	183,334	433,334
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	0	(250,000)
Derivative Liabilities, Reclassifications	(183,334)	0
Derivative liabilities, Ending Balance	0	183,334
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | September 2013 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	588,500	1,391,000
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	0	(802,500)
Derivative Liabilities, Reclassifications	(588,500)	0
Derivative liabilities, Ending Balance	0	588,500
Conversion Features [Member] | Fair Value, Inputs, Level 3 [Member] | January 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	100,835	247,503
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	0	(146,668)
Derivative Liabilities, Reclassifications	(100,835)	0
Derivative liabilities, Ending Balance	0	100,835
Derivative Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	1,285,169	4,226,837
Derivative liabilities, New Issuances	0	0
Derivative liabilities, Change in Fair Values	0	(2,000,605)
Derivative Liabilities, Reclassifications	(1,285,169)	(941,063)
Derivative liabilities, Ending Balance	0	1,285,169
Antidilution Protection [Member] | Fair Value, Inputs, Level 3 [Member] | Offering Warrants 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	0	990,000
Derivative liabilities, New Issuances		0
Derivative liabilities, Change in Fair Values		(48,937)
Derivative Liabilities, Reclassifications		(941,063)
Derivative liabilities, Ending Balance		0
Antidilution Protection [Member] | Fair Value, Inputs, Level 3 [Member] | Offering shares 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities, Beginning Balance	$ 0	190,000
Derivative liabilities, New Issuances		0
Derivative liabilities, Change in Fair Values		(190,000)
Derivative Liabilities, Reclassifications		0
Derivative liabilities, Ending Balance		$ 0